PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of components of property, plant and equipment, net

	At December 31, 2013	At December 31, 2014
	$	$
Buildings	179,807,928	182,888,575
Solar power systems	—	75,344,514
Leasehold improvements	5,790,852	6,848,620
Machinery	456,349,087	459,271,771
Furniture, fixtures and equipment	36,549,260	36,526,271
Motor vehicles	2,954,325	3,365,166

	681,451,452	764,244,917
Accumulated depreciation	(283,885,686)	(349,315,817)
Impairment	(3,675,254)	(1,604,737)

	393,890,512	413,324,363
Construction in process	13,714,467	56,024,846

Property, plant and equipment, net	407,604,979	469,349,209